Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Cost of Sale

		12.31.2017		12.31.2016		12.31.2015
Inventories at the beginning of the year		1,893,110,238		1,149,148,017		937,789,760
Finished products	141,811,446		88,253,896		100.664.946
Products in progress	611,224,018		221,614,930		142.891.109
Raw materials, materials, spare parts and fuels	1,140,074,774		839,279,191		694,233,705

Acquisition of inventories from business combination under common control (Note 16)				181,795,914
Currency translation differences		37,467,329
Purchases and production expenses for the year		10,968,000,755		7,826,688,763		6,019,855,732
Purchases	1,717,979,151		1,186,017,343		982,393,494
Production expenses	9,250,021,604		6,640,671,420		5,037,462,238

Inventories at the end of the year		(2,048,513,037)		(1,893,110,238)		(1,149,148,017)
Finished products	(163,360,814)		(141,811,446)		(88,253,896)
Products in progress	(536,131,353)		(611,224,018)		(221,614,930)
Raw materials, materials, spare parts, fuels and transit	(1,349,020,870)		(1,140,074,774)		(839,279,191)

Cost of sales		10,850,065,285		7,264,522,456		5,808,497,475

Disclosure of Expenses

The detail of production expenses is as follows:

	12.31.2017	12.31.2016	12.31.2015
Fees and compensation for services	151,673,784	47,113,221	34,397,004
Salaries, wages and social security charges	2,086,896,570	1,481,271,792	1,080,334,612
Transport and travelling expenses	88,214,842	58,832,563	41,562,188
Data processing	8,356,653	5,019,037	3,043,006
Taxes, contributions and commissions	167,772,786	118,499,467	94,746,427
Depreciation	636,340,748	496,276,064	321,218,289
Preservation and maintenance costs	1,094,651,627	804,883,164	594,298,917
Communications	9,918,041	8,257,581	6,307,361
Leases	24,714,188	24,086,042	9,799,723
Employee benefits	48,680,437	32,901,197	25,540,733
Water, natural gas and energy services	3,667,657	2,556,005	1,501,884
Freight	1,094,050,471	525,926,147	543,209,855
Thermal energy	1,487,981,855	1,169,019,254	937,692,064
Insurance	22,216,570	17,342,955	12,476,569
Packaging	372,470,018	344,022,485	267,066,779
Electrical power	957,781,503	764,384,506	508,408,065
Contractors	739,133,948	555,180,078	398,542,270
Tolls	3,983,187	9,914,218	4,162,335
Canon	11,143,956	8,379,420	22,870,512
Security	80,169,951	58,181,906	40,943,623
Others	160,202,812	108,624,318	89,340,022

Total	9,250,021,604	6,640,671,420	5,037,462,238